Borrowings	12 Months Ended
Dec. 31, 2021
Disclosure Of Borrowings [Abstract]
Disclosure of borrowings [text block]

Note 27     Borrowings

Amounts in US$ ‘000	2021	2020
Outstanding amounts as of December 31
2024 Notes (a) (c)	171,880	428,737
2027 Notes (b) (c)	499,893	352,113
Banco Santander (d)	2,319	3,736
	674,092	784,586
Classified as follows:
Current	17,916	17,689
Non-current	656,176	766,897
(a)	On September 21, 2017, the Company successfully placed US$ 425,000,000 Notes, which were offered to qualified institutional buyers in accordance with Rule 144A under the United States Securities Act (the “Securities Act”), and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes carry a coupon of 6.50% per annum. The debt issuance cost for this transaction amounted to US$ 6,683,000 (debt issuance effective rate: 6.90%). The Notes are fully and unconditionally guaranteed jointly and severally by GeoPark Chile SpA and GeoPark Colombia S.A.S. Final maturity of the Notes will be September 21, 2024. For additional information, see reference (c).
(b)	On January 17, 2020, the Company successfully placed US$ 350,000,000 Notes, which were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act and outside the United States to non U.S. persons in accordance with Regulation S under the Securities Act. The Notes were priced at 99.285% and carry a coupon of 5.50% per annum (yield 5.625% per annum). The debt issuance cost for this transaction amounted to US$ 5,004,000 (debt issuance effective rate: 5.88%). The Notes are fully and unconditionally guaranteed jointly and severally by GeoPark Chile SpA and GeoPark Colombia S.A.S. Final maturity of the Notes will be January 17, 2027. For additional information, see reference (c).
(c)	In April 2021, the Company executed a series of transactions that included a successful tender offer to purchase US$ 255,000,000 of the 2024 Notes that was funded with a combination of cash in hand and a US$ 150,000,000 new issuance from the reopening of the 2027 Notes. The new notes offering and the tender offer closed on April 23, 2021 and April 26, 2021, respectively.

The tender total consideration included the tender offer consideration of US$ 1,000 for each US$ 1,000 principal amount of the 2024 Notes plus an early tender payment of US$ 50 for each US$ 1,000 principal amount of the 2024 Notes. The tender also included a consent solicitation to align the covenants of the 2024 Notes to those of the 2027 Notes.

The reopening of the 2027 Notes was priced above par at 101.875%, representing a yield to maturity of 5.117%. The debt issuance cost for this transaction amounted to US$ 2,019,000. The Notes were offered in a private placement to qualified institutional buyers in accordance with Rule 144A under the Securities Act, and outside the United States to non-U.S. persons in accordance with Regulation S under the Securities Act. The Notes are fully and unconditionally guaranteed jointly and severally by GeoPark Chile SpA and GeoPark Colombia S.A.S.

After these transactions, the Company reduced its total indebtedness nominal amount by US$ 105,000,000 and improved its financial profile by extending its debt maturities. The current outstanding nominal amount of the 2024 Notes and 2027 Notes is US$ 170,000,000 and US$ 500,000,000, respectively. The Company recorded a loss of US$ 6,308,000 within Financial expenses for the year ended December 31, 2021 as a consequence of these transactions.

The indentures governing the 2024 Notes and the 2027 Notes include incurrence test covenants that provide among other things, that, the Net Debt to Adjusted EBITDA ratio should not exceed 3.25 times and the Adjusted EBITDA to Interest ratio should exceed 2.5 times. Failure to comply with the incurrence test covenants does not trigger an event of default. However, this situation may limit the Company’s capacity to incur additional indebtedness, as specified in the indentures governing the Notes. Incurrence covenants as opposed to maintenance covenants must be tested by the Company before incurring additional debt or performing certain corporate actions including but not limited to dividend payments, restricted payments and others. As of the date of these Consolidated Financial Statements, the Company is in compliance of all the indentures’ provisions and covenants.

In October 2018, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed a loan agreement with Banco Santander for Brazilian Real 77,640,000 (equivalent to US$ 20,000,000 at the moment of the loan execution) to repay an existing US$-denominated intercompany loan to GeoPark Latin America Limited- Agencia en Chile. The interest rate applicable to this loan is CDI plus 2.25% per annum. “CDI” (Interbank certificate of deposit) represents the average rate of all inter-bank overnight transactions in Brazil. The principal and the interest are paid semi-annually, with final maturity in October 2020.

(d)	In September 2020, GeoPark Brasil Exploração e Produção de Petróleo e Gás Ltda. executed the refinancing of the outstanding principal with Banco Santander for a total amount of Brazilian Real 19,410,000 (equivalent to US$ 3,441,000 at the moment of the refinancing execution). The interest rate is CDI plus 3.55% per annum. Interests are paid on a monthly basis, and principal will be paid semi-annually in three equal instalments in October 2021, April 2022 and October 2022.

In May 2021, GeoPark Colombia S.A.S. executed a loan agreement with Bancolombia for Colombian Pesos 35,000,000,000 (equivalent to US$ 9,388,000 at the moment of the loan execution) to finance working capital requirements in Colombia as a consequence of the demonstrations and road blockades across the country that affected logistics and supply chains during May and June. The interest rate was the IBR index (interest rate of reference for short-term loans in Colombia) plus 1.6% per annum, the original maturity was on May 14, 2022 and interests were payable monthly. In August 2021, GeoPark optionally prepaid the full amount of the loan, with no additional cost.

In July 2021, GeoPark Colombia S.A.S. executed a loan agreement with Itau Bank for Colombian Pesos 37,653,000,000 (equivalent to US$ 9,973,000 at the moment of the loan execution) to finance working capital requirements in Colombia as a consequence of the demonstrations and road blockades across the country that affected logistics and supply chains during May and June. The interest rate was 5.38% per annum, the original maturity was on January 3, 2022 and interests were payable monthly. In October 2021, GeoPark optionally prepaid the full amount of the loan, with no additional cost.

As of the date of these Consolidated Financial Statements, the Group has available credit lines for US$ 143,255,000.